Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

Public Unit

Pursuant to the Initial Public Offering on October 26, 2018, the Company sold 10,000,000 Units at a purchase price of $10.00 per Unit. On November 20, 2018, in connection with the underwriters’ exercise of their over-allotment option, the Company consummated the sale of an additional 1,487,992 Public Units at $10.00 per Unit. Each Unit consists of one ordinary share, one redeemable warrant (“Public Warrant”), and one right (“Public Right”). Each whole redeemable warrant entitles the holder to purchase one half of one ordinary share at an exercise price of $11.50 (see Note 10). Every 10 Public Rights will convert automatically into one ordinary share upon consummation of a Business Combination (see Note 10).

If the Company does not complete its Business Combination within the necessary time period described in Note 1, the Public Warrants and Public Rights will expire and be worthless. Since the Company is not required to net cash settle the Public Warrants and Public Rights, and the Public Warrants and Public Rights are convertible upon the consummation of the Business Combination, management determined that the Public Warrants and Public Rights are classified within shareholders’ equity as “Additional paid-in capital” upon their issuance in accordance with ASC 815-40. The proceeds from the sale are allocated to Public Shares and Public Warrants and Public Rights based on the relative fair value of the securities in accordance with ASC 470-20-30. The value of the Public Shares, Public Warrants and Public Rights was based on the closing price paid by investors.

At the closing of the Initial Public Offering and over-allotment option, the Company paid an upfront underwriting discount of $2,000,000 and $297,598, 2.0% of the per unit offering price to the underwriter, respectively, with an additional fee of $3,500,000 and $520,797 (the “Deferred Discount”), 3.5% of the gross offering proceeds payable upon the completion of the Business Combination, respectively. The Deferred Discount will become payable to the underwriter from the amounts held in the Trust Account solely in the event the Company completes its Business Combination. In the event that the Company does not close a Business Combination, the underwriter has waived its right to receive the Deferred Discount. The underwriter is not entitled to any interest accrued on the Deferred Discount. Total offering costs were $3,060,924, which consisted of $2,297,598 of underwriter’s commissions and $763,326 of other offering costs.

Purchase Option

On October 26, 2018, the Company sold the underwriter (and its designees), for $100, an option to purchase up to 500,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $5,750,000) commencing on the consummation of a Business Combination. The purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the Initial Public Offering. The Units issuable upon exercise of this option are identical to those offered in the Initial Public Offering, with 500,000 ordinary shares, warrants to purchase 250,000 shares and rights to receive 50,000 ordinary shares that may be issued upon exercise of the option.

The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated the fair value of this unit purchase option to be approximately $1,603,060 (or $3.206 per Unit) using the Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 38%, (2) risk-free interest rate of 2.29% (the interest rate on a three-month US Treasury Bill on October 26, 2018) and (3) expected life of five years.

Note 4 — Initial Public Offering

Public Unit

Pursuant to the Initial Public Offering on October 26, 2018, the Company sold 10,000,000 Units at a purchase price of $10.00 per Unit. On November 20, 2018, in connection with the underwriters’ exercise of their over-allotment option, the Company consummated the sale of an additional 1,487,992 Public Units at $10.00 per Unit. Each Unit consists of one ordinary share, one redeemable warrant (“Public Warrant”), and one right (“Public Right”). Each whole redeemable warrant entitles the holder to purchase one half of one ordinary share at an exercise price of $11.50 (see Note 11). Every 10 Public Rights will convert automatically into one ordinary share upon consummation of a Business Combination (see Note 11).

If the Company does not complete its Business Combination within the necessary time period described in Note 1, the Public Warrants and Public Rights will expire and be worthless. Since the Company is not required to net cash settle the Public Warrants and Public Rights, and the Public Warrants and Public Rights are convertible upon the consummation of the Business Combination, management determined that the Public Warrants and Public Rights are classified within shareholders’ equity as “Additional paid-in capital” upon their issuance in accordance with ASC 815-40. The proceeds from the sale are allocated to Public Shares and Public Warrants and Public Rights based on the relative fair value of the securities in accordance with ASC 470-20-30. The value of the Public Shares, Public Warrants and Public Rights was based on the closing price paid by investors.

At the closing of the Initial Public Offering and over-allotment option, the Company paid an upfront underwriting discount of $2,000,000 and $297,598, 2.0% of the per unit offering price to the underwriter, respectively, with an additional fee of $3,500,000 and $520,797 (the “Deferred Discount”), 3.5% of the gross offering proceeds payable upon the completion of the Business Combination, respectively. The Deferred Discount will become payable to the underwriter from the amounts held in the Trust Account solely in the event the Company completes its Business Combination. In the event that the Company does not close a Business Combination, the underwriter has waived its right to receive the Deferred Discount. The underwriter is not entitled to any interest accrued on the Deferred Discount. Total offering costs were $3,060,924, which consisted of $2,297,598 of underwriter’s commissions and $763,325 of other offering costs.

Purchase Option

On October 26, 2018, the Company sold the underwriter (and its designees), for $100, an option to purchase up to 500,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $5,750,000) commencing on the consummation of a Business Combination. The purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the Initial Public Offering. The Units issuable upon exercise of this option are identical to those offered in the Initial Public Offering, with 500,000 ordinary shares, warrants to purchase 250,000 shares and rights to receive 50,000 ordinary shares that may be issued upon exercise of the option.

The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated the fair value of this unit purchase option to be approximately $1,603,060 (or $3.206 per Unit) using the Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 38%, (2) risk-free interest rate of 2.29% (the interest rate on a three-month US Treasury Bill on October 26, 2018) and (3) expected life of five years.